OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

(in thousands of $)	2015	2014
Deferred and prepaid charter revenue	5,549	7,982
Employee taxes	152	899
Other items	11,336	211
	17,037	9,092